SHARE OPTION AND WARRANTS RESERVE	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE OPTION AND WARRANTS RESERVE	SHARE OPTION AND WARRANTS RESERVE
As at June 30, 2023, there was a total of 5,705,780 warrants and options outstanding, including 1,649,010 warrants and options issued under the Amended and Restated 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”) and 4,056,770 under the Founders' Awards granted in 2021. As at December 31, 2022, there was a total of 5,562,984 warrants and options outstanding, including 1,506,214 warrants and options issued under the 2020 Stock Incentive Plan and 4,056,770 under the Founders’ Awards (as defined below) granted in 2021.

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As of January 1, 2023	5,562,984	4,411
Share options expense	—	1,487
Share options granted	154,666	124
Share options and warrants exercised (Note 12)	(5,828)	(13)
Share options forfeited	(6,042)	—
As of June 30, 2023	5,705,780	6,009

As of January 1, 2022	7,021,514	2,442
Share options expense	—	1,609
Share options granted	655,544	—
Share warrants exercised	(2,109,744)	(139)
Share warrants repurchased	(200,000)	(992)
Share options forfeited	(19,330)	—
Other	—	(20)
As of June 30, 2022	5,347,984	2,900
During the six months ended June 30, 2022, the Group repurchased 200,000 warrants at fair value for cash consideration of $800.